Annual Fund Operating Expenses - Invesco KBW Premium Yield Equity REIT ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%